Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Inventories	¥ 10,225	¥ 10,739
Accrued business tax	1,282	2,361
Accrued pension and severance cost	107,463	105,933
Research and development - costs capitalized for tax purposes	4,751	4,690
Property, plant and equipment	32,040	33,738
Operating lease liabilities	25,646
Accrued expenses	25,845	28,015
Net operating losses carried forward	21,294	28,549
Other	41,759	38,683
Deferred Tax Assets, Gross, Total	270,305	252,708
Less valuation allowance	(27,678)	(30,734)
Total deferred tax assets	242,627	221,974
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,769)	(7,615)
Tax deductible reserve	(4,050)	(4,050)
Financing lease revenue	(19,029)	(26,441)
Operating lease right-of-use assets	(25,249)
Intangible assets	(59,350)	(66,189)
Other	(32,120)	(27,474)
Total deferred tax liabilities	(148,567)	(131,769)
Net deferred tax assets	¥ 94,060	¥ 90,205